Average Annual Total Returns{- Fidelity High Income Fund} - 04.30 Fidelity Global High Income Fund & Fidelity High Income Fund - AMCIZ Combo PRO-15 - Fidelity High Income Fund	Fidelity Advisor High Income Fund Class A Return Before Taxes Past 1 year	Fidelity Advisor High Income Fund Class A Return Before Taxes Since Inception		Fidelity Advisor High Income Fund Class A After Taxes on Distributions Past 1 year	Fidelity Advisor High Income Fund Class A After Taxes on Distributions Since Inception		Fidelity Advisor High Income Fund Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor High Income Fund Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor High Income Fund Class M Return Before Taxes Past 1 year	Fidelity Advisor High Income Fund Class M Return Before Taxes Since Inception		Fidelity Advisor High Income Fund Class C Return Before Taxes Past 1 year	Fidelity Advisor High Income Fund Class C Return Before Taxes Since Inception		Fidelity Advisor High Income Fund Class I Return Before Taxes Past 1 year	Fidelity Advisor High Income Fund Class I Return Before Taxes Since Inception		Fidelity Advisor High Income Fund Class Z Return Before Taxes Past 1 year	Fidelity Advisor High Income Fund Class Z Return Before Taxes Since Inception		ML040 Past 1 year	ML040 Since Inception
Total	(0.11%)	4.03%	[1]	(1.90%)	2.02%	[1]	(0.09%)	2.20%	[1]	(0.12%)	4.02%	[1]	2.25%	4.66%	[1]	4.54%	5.75%	[1]	4.41%	5.79%	[1]	5.35%	7.43%	[1]

[1]	(a)From December 4, 2018